PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2019 and 2020 consisted of the following:

	December 31,
	2019	2020
	RMB	RMB
Computer and office equipment	23,913,290	26,162,529
Furniture and fixtures	1,540,476	2,511,918
Motor vehicles	653,303	263,196
Leasehold improvement	369,247	566,507
Software	10,627,169	12,872,664
Property and Equipment	37,103,485	42,376,814
Less: Accumulated depreciation	(19,199,417)	(25,960,658)
Property and Equipment, net	17,904,068	16,416,156

Depreciation expenses were RMB5,574,439, RMB6,152,479 and RMB6,877,787 for the years ended December 31, 2018, 2019 and 2020, respectively.

Depreciation expenses on property and equipment were allocated to the following expense items:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	818,112	1,310,170	1,641,973
Research and development expenses	777,841	1,304,893	1,160,673
Selling and marketing expenses	1,985,829	2,335,885	2,119,406
General and administrative expenses	1,992,657	1,201,531	1,955,735
Total depreciation expenses	5,574,439	6,152,479	6,877,787